BORROWINGS AND FINANCING (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	R$ 8,902,558	R$ 7,701,796
Borrowings and financing, noncurrent	48,656,020	37,772,116
Transaction costs and issue premiums, current	(80,879)	(88,429)
Transaction costs and issue premiums, noncurrent	(563,078)	(526,408)
Borrowings and financing and transaction costs, current	8,821,679	7,613,367
Borrowings and financing and transaction costs, noncurrent	48,092,942	37,245,708
Foreign Debt [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	5,793,468	2,956,075
Borrowings and financing, noncurrent	32,053,352	24,506,849
Foreign Debt [Member] | Floating Rates [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	2,331,452	548,230
Borrowings and financing, noncurrent	7,585,516	6,576,696
Foreign Debt [Member] | Fixed Rates [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	2,804,036	2,079,972
Borrowings and financing, noncurrent	24,162,280	17,815,926
Foreign Debt [Member] | Fixed Interest In EUR [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	657,980	327,873
Borrowings and financing, noncurrent	305,556	114,227
Debt Agreements In Brazil [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	3,109,090	4,745,721
Borrowings and financing, noncurrent	16,602,668	13,265,267
Debt Agreements In Brazil [Member] | Floating Rate Securities [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing, current	3,109,090	4,745,721
Borrowings and financing, noncurrent	R$ 16,602,668	R$ 13,265,267